INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Raw materials	€ 203,247	€ 142,430
Semi-finished goods	229,791	145,459
Finished goods	515,476	386,773
Total inventories	948,514	674,662
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	180,694
Changes in other provisions [abstract]
Provision	90,090
Utilizations and other changes	(58,033)
Balance at end of period	187,276	180,694
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	110,963	102,098
Changes in other provisions [abstract]
Provision	20,822	18,021	€ 9,392
Utilizations and other changes	(8,357)	(9,156)
Balance at end of period	€ 123,428	€ 110,963	€ 102,098